Schedule of Net Benefit Costs and Assumptions Used (Detail) (Pension Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 1	$ 1
Interest cost	3	3	3
Expected return on plan assets	(4)	(4)	(3)
Amortization of net actuarial loss	1	1	2
Net periodic benefit cost	$ 0	$ 1	$ 3
Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase		4.00%	4.00%